Submission	Feb. 07, 2025
Submission [Line Items]
Central Index Key	0000818686
Registrant Name	Teva Pharmaceutical Industries Limited
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES